Unit-Based Compensation - RUAs - Rollforward (Details) - RUAs - $ / shares		7 Months Ended	9 Months Ended	12 Months Ended
	May 29, 2014	Dec. 31, 2014	Sep. 30, 2016	Dec. 31, 2015
Number of Shares
Non-vested RUAs at beginning of period (in units)			6,300,000	9,500,000
Non-vested RUAs at end of period (in units)		9,500,000		6,300,000
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan")
Number of Shares
Non-vested RUAs at beginning of period (in units)			6,311,242	9,365,896
Granted (in units)		1,705,000	1,531,542	196,047
Forfeited (in units)		(21,826)	(181,817)	(53,063)
Vested (in units)		(670,894)	(7,660,967)	(3,197,638)
Non-vested RUAs at end of period (in units)	8,353,616	9,365,896		6,311,242
Weighted Average Grant Date Fair Value
Non-vested RUAs at beginning of period (in dollars per unit)			$ 2.23	$ 2.22
Granted (in dollars per unit)		$ 2.25	5.84	2.68
Forfeited (in dollars per unit)		2.21	2.68	2.21
Vested (in dollars per unit)		2.21	$ 2.94	2.22
Non-vested RUAs at end of period (in dollars per unit)	$ 2.21	$ 2.22		$ 2.23